Basis of Presentation (Tables)	3 Months Ended
Jul. 31, 2024
Investments accounted for using equity method [abstract]
Summary of Subsidiaries which are Wholly Owned and Subject to Control

These condensed interim consolidated financial statements include the financial statements of the Company and the following subsidiaries which are wholly owned and subject to control by the Company:

Name of Subsidiary	% Equity Interest - July 31, 2024 and April 30, 2024	Country of Incorporation	Functional Currency
ImmunoPrecise Antibodies (Canada) Ltd.	100%	Canada	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")	100%	USA	U.S. dollar
ImmunoPrecise Antibodies (N.D.) Ltd.	100%	USA	U.S. dollar
ImmunoPrecise Antibodies (MA) LLC	100%	USA	U.S. dollar
Talem Therapeutics LLC ("Talem")	100%	USA	U.S. dollar
ImmunoPrecise Netherlands B.V.	100%	Netherlands	Euro
ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe")	100%	Netherlands	Euro
BioStrand B.V.	100%	Belgium	Euro
Idea Family B.V.	100%	Belgium	Euro
BioKey B.V.	100%	Belgium	Euro
BioClue B.V.	100%	Belgium	Euro
ImmunoPrecise Antibodies (Quebec), Ltd.	100%	Canada	Canadian dollar
9438-9244 Quebec, Inc.	100%	Canada	Canadian dollar

Summary of Effects of Adjustment on Financial Statements

The effects of this adjustment on our Consolidated Statements of Financial Position and Comprehensive Loss as of July 31, 2024 are as follows:

	Previously reported	Adjustments	As adjusted
Balance sheet items: (in thousands)	4/30/2024	4/30/2024	4/30/2024
Deferred income tax liability	5,825	(1,758)	4,067
Total liabilities	26,067	(1,757)	24,310
Accumulated deficit	(100,265)	1,705	(98,560)
Accumulated other comprehensive loss	2,025	53	2,078
Total shareholders' equity	33,921	1,757	35,678

	Previously reported	Adjustments	As adjusted
Income statement items: (in thousands)	7/31/2023	7/31/2023	7/31/2023
Income taxes	262	153	415
Net loss for the period	(3,565)	149	(3,416)
Exchange difference on translating foreign operations	(1,216)	46	(1,170)
Comprehensive loss for the period	(4,781)	195	(4,586)
Basic and diluted loss per share*	(0.14)	0.00	(0.14)

* Because of the net loss, basic and diluted loss per share are the same given potential dilutive common shares are excluded from the computation as their effect would be anti-dilutive.